EARNINGS PER SHARE	12 Months Ended
Jun. 30, 2016
Earnings Per Share [Abstract]
EARNINGS PER SHARE

NOTE 16. EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted earnings per share for the years ended June 30, 2016 and 2015, respectively:

	For the years ended
	June 30, 2016	June 30, 2015
Net income attributable to the common shareholders	$12,117,397	$26,072,653
Basic weighted-average common shares outstanding	20,012,356	16,800,000
Effect of dilutive securities	-	-
Diluted weighted-average common shares outstanding	20,012,356	16,800,000
Earnings per share – Basic and diluted	0.61	1.55

Basic earnings per share are computed by dividing the net income by the weighted average number of common shares outstanding during the period. Diluted earnings per share were the same as basic earnings per share due to the lack of dilutive items in the Company year ended June 30, 2016 and 2015.